KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2024
KEY SOURCES OF ESTIMATION UNCERTAINTY
KEY SOURCES OF ESTIMATION UNCERTAINTY

5.KEY SOURCES OF ESTIMATION UNCERTAINTY

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are related to the following areas, and further explained in the respective notes:

Note 14 ‘Property, plant and equipment’: Impairment of property, plant and equipment and right-of- use assets

Note 23 ‘Lease liabilities’: Determination on discount rates of lease contracts

Note 11.2 ‘Deferred tax assets (liabilities)’: Recoverability of deferred tax assets